Property and Equipment	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Property and Equipment

Note 6 — Property and Equipment

The following table summarizes property and equipment:

	Year ended December 31, 2022	Year ended December 31, 2021
Computer Equipment	$15,214	$6,532
Computer Hardware and Software	47,849	47,849
Office Equipment	1,842	1,842
Total Cost	64,905	56,223
Less: Accumulated depreciation	(54,934)	(51,641)
Property and Equipment, net	$9,971	$4,582

Depreciation expense was $3,294 and $18,741 for the years ended December 31, 2022 and 2021, respectively.